GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Intangible assets
Gross Carrying Amount	$ 26,000,000	$ 26,000,000
Accumulated Amortization	(20,495,400)	(18,259,800)
Net Carrying Value	5,504,600	7,740,200
Goodwill
Goodwill	31,474,280	31,474,280
Amortization expense	2,235,600	2,973,600	3,691,200
Future amortization expense of currently recorded amortizable intangibles
2013	1,706,000
2014	1,243,000
2015	1,027,000
2016	847,000
2017	681,600
Total	5,504,600
Customer relationships
Intangible assets
Gross Carrying Amount	11,000,000	11,000,000
Accumulated Amortization	(8,881,052)	(7,929,344)
Net Carrying Value	2,118,948	3,070,656
Agent relationships
Intangible assets
Gross Carrying Amount	700,000	700,000
Accumulated Amortization	(525,464)	(456,968)
Net Carrying Value	174,536	243,032
Vendor relationships
Intangible assets
Gross Carrying Amount	1,700,000	1,700,000
Accumulated Amortization	(1,275,244)	(1,109,608)
Net Carrying Value	424,756	590,392
Trade name
Intangible assets
Gross Carrying Amount	7,000,000	7,000,000
Accumulated Amortization	(4,373,880)	(3,674,508)
Net Carrying Value	2,626,120	3,325,492
Technology
Intangible assets
Gross Carrying Amount	4,000,000	4,000,000
Accumulated Amortization	(3,839,760)	(3,489,372)
Net Carrying Value	160,240	510,628
Valuation of business acquired - unearned premium
Intangible assets
Gross Carrying Amount	1,600,000	1,600,000
Accumulated Amortization	$ (1,600,000)	$ (1,600,000)